Earnings per share	12 Months Ended
Dec. 31, 2020
Earnings per share [abstract]
Earnings per share

Note 11	Earnings per share
The following table shows the components used in the calculation of basic and diluted net earnings per common share for earnings attributable to common shareholders.

FOR THE YEAR ENDED DECEMBER 31	2020	2019
Net earnings from continuing operations attributable to common shareholders - basic	2,272	3,011
Net earnings from discontinued operations attributable to common shareholders - basic	226	29
Net earnings attributable to common shareholders - basic	2,498	3,040
Dividends declared per common share (in dollars)	3.33	3.17

Weighted average number of common shares outstanding (in millions)
Weighted average number of common shares outstanding - basic	904.3	900.8
Assumed exercise of stock options(1)	0.1	0.6

Weighted average number of common shares outstanding - diluted (in millions)	904.4	901.4
(1)The calculation of the assumed exercise of stock options includes the effect of the average unrecognized future compensation cost of dilutive options. It excludes options for which the exercise price is higher than the average market value of a BCE common share. The number of excluded options was 10,783,936 in 2020 and 61,170 in 2019.